ACQUIRED TECHNOLOGY	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACQUIRED TECHNOLOGY.
ACQUIRED TECHNOLOGY

4. Acquired Technology

Acquired technology consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	September 30, 2020
Total acquired technology	$3,270	5 years	$817	$2,453

The Company recognized amortization expense of $0.5 million and $0.1 million for the nine months ended September 30, 2020 and 2019, respectively.  The Company expects to recognize $0.2 million of amortization expense for the remaining three months of 2020, $0.6 million annually in the years ended December 31, 2021 through 2023, and $0.4 million in 2024. The weighted‑average remaining amortization period is 3.8 years.

5. ACQUIRED TECHNOLOGY

Acquired technology consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	December 31, 2019
Total acquired technology	$3,270	5 years	$276	$2,994

The Company recognized $0.3 million of amortization expense as of December 31, 2019 and expects to recognize $0.7 million of amortization expense annually in the years ended December 31, 2020,  through 2023, and $0.4 million in 2024. The weighted‑average remaining amortization period is 4.5 years.